UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                               ---------------------

Check here if Amendment |X|; Amendment Number:     1
                                               ---------------------
   This Amendment (Check only one.):  |X| is a restatement.
                                      | | adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:              TCG Holdings, L.L.C.
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Address:           c/o The Carlyle Group
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                   1001 Pennsylvania Avenue, NW
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                   Suite 220 S.
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                   Washington, DC  20004-2505
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Form 13F File Number:  28- 12410
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The institutional  investment  manager filing this report and the person by whom it is signed hereby  represent  that the person signing the report is authorized to  submit  it,  that all  information  contained  herein is true,  correct  and complete,  and  that it is  understood  that  all  required  items,  statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Harris
           ----------------------------------
Title:      Managing Director
           ----------------------------------
Phone:      202-729-5626
           ----------------------------------

Signature, Place, and Date of Signing:


  /s/ John Harris              Washington, DC               June 11, 2007
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     Signature                   City, State                    Date


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

      Form 13F File Number                         Name

      28-
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                          ----------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1
                                             ----------------------------

Form 13F Information Table Entry Total:       9
                                             ----------------------------

Form 13F Information Table Value Total:       42,222
                                             ----------------------------
                                                     (thousands)


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


    No.         Form 13F File Number    Name

    1           28- 12429               Carlyle Investment Management L.L.C.
    ----        --------------------    ------------------------------------


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

                                                     FORM 13-F INFORMATION TABLE

 COLUMN 1                   COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6     COLUMN 7     COLUMN 8
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                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION    MANAGERS   SOLE   SHARED   NONE
------------------------ -------------- ---------- --------- --------- ----- ------ ------------  ---------- ------ -------- ------
Pioneer Companies Inc.      Common      723643300   $10,408  350,900    SH    --    Shared-Defined    1             350,900

Time Warner Inc.            Common      887317105   $2,396   110,000    SH    --    Shared-Defined    1             110,000

Varsity Group, Inc.         Common      922281100   $2,217   1,252,628  SH    --    Shared-Defined    1             1,252,628

Blackboard Inc.             Common      091935502   $24,888  863,059    SH    --    Shared-Defined    1             863,059

Acme Communications Inc.    Common      004631107   $100     20,000     SH    --    Shared-Defined    1             20,000

Consolidated                Common      209034107   $627     30,000     SH    --    Shared-Defined    1             30,000
Communications
Holdings Inc.

Graphic Packaging           Common      388688103   $139     32,000     SH    --    Shared-Defined    1             32,000
Corporation

Nexstar Broadcasting        Class A     65336K103   $279     60,000     SH    --    Shared-Defined    1             60,000
Group Inc.

Owens Corning               Common      690742101   $1,168   39,077     SH    --    Shared-Defined    1             39,077
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







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